LONG-TERM DEBT (Details) - USD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Line of Credit Facility [Line Items]
Carrying Value of Senior Notes	$ 3,345	$ 2,735
Strategic Innovation Fund
Debt Disclosure [Abstract]
Debt - Current & Non-Current	20
Line of Credit Facility [Line Items]
Debt - Current & Non-Current	20
Carrying Value of Senior Notes	$ 18
Debt, Weighted Average Interest Rate	4.70%
Atlantic Canada Opportunities Agency (ACOA)
Debt Disclosure [Abstract]
Debt - Current & Non-Current	$ 4
Line of Credit Facility [Line Items]
Debt - Current & Non-Current	4
Carrying Value of Senior Notes	$ 1
Debt, Weighted Average Interest Rate	4.50%